Securities at amortised cost - Debt securities by type and balance sheet lines (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Loan loss provisions	€ (6,101)	€ (5,368)
Financial assets	967,655	951,934
Debt securities
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	83,551	82,347
Loan loss provisions	(39)	(31)
Financial assets	87,703	87,635
Debt securities | Government bonds
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	40,708	42,908
Debt securities | Sub-sovereign, Supranationals and Agencies
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	25,082	24,454
Debt securities | Covered bonds
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	8,206	6,792
Debt securities | Corporate bonds
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	991	1,024
Debt securities | Financial institutions' bonds
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	5,561	4,724
Debt securities | ABS portfolio
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	3,003	2,445
Debt securities | Debt securities portfolio
Disclosure Of Financial Assets [Line Items]
Financial assets	83,513	82,316
Financial assets at fair value through profit or loss | Debt securities
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	6,258	6,658
Loan loss provisions
Financial assets	6,258	6,658
Financial assets at fair value through profit or loss | Debt securities | Government bonds
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	63	48
Financial assets at fair value through profit or loss | Debt securities | Sub-sovereign, Supranationals and Agencies
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	2,343	3,115
Financial assets at fair value through profit or loss | Debt securities | Covered bonds
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision
Financial assets at fair value through profit or loss | Debt securities | Corporate bonds
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	857	778
Financial assets at fair value through profit or loss | Debt securities | Financial institutions' bonds
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	2,237	1,993
Financial assets at fair value through profit or loss | Debt securities | ABS portfolio
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	758	723
Financial assets at fair value through profit or loss | Debt securities | Debt securities portfolio
Disclosure Of Financial Assets [Line Items]
Financial assets	6,258	6,658
Financial assets at FVOCI
Disclosure Of Financial Assets [Line Items]
Financial assets	31,625	30,635	€ 35,895
Financial assets at FVOCI | Debt securities
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	29,116	27,352
Loan loss provisions	(21)	(12)
Financial assets	29,095	27,340
Financial assets at FVOCI | Debt securities | Government bonds
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	16,016	16,271
Financial assets at FVOCI | Debt securities | Sub-sovereign, Supranationals and Agencies
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	8,529	7,587
Financial assets at FVOCI | Debt securities | Covered bonds
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	2,663	1,729
Financial assets at FVOCI | Debt securities | Corporate bonds
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	108	156
Financial assets at FVOCI | Debt securities | Financial institutions' bonds
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	772	798
Financial assets at FVOCI | Debt securities | ABS portfolio
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	1,028	810
Financial assets at FVOCI | Debt securities | Debt securities portfolio
Disclosure Of Financial Assets [Line Items]
Financial assets	29,095	27,340
Financial assets at amortised cost | Debt securities
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	48,177	48,338
Loan loss provisions	(17)	(19)
Financial assets	48,160	48,319
Financial assets at amortised cost | Debt securities | Government bonds
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	24,629	26,588
Financial assets at amortised cost | Debt securities | Sub-sovereign, Supranationals and Agencies
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	14,210	13,752
Financial assets at amortised cost | Debt securities | Covered bonds
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	5,543	5,063
Financial assets at amortised cost | Debt securities | Corporate bonds
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	26	90
Financial assets at amortised cost | Debt securities | Financial institutions' bonds
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	2,551	1,932
Financial assets at amortised cost | Debt securities | ABS portfolio
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	1,217	913
Financial assets at amortised cost | Debt securities | Debt securities portfolio
Disclosure Of Financial Assets [Line Items]
Financial assets	€ 48,160	€ 48,319